Significant Accounting Policies - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [line items]
Gain loss on purchase, sales or cancellation of treasury shares	¥ 0
Development expenditure capitalized	0	¥ 0	¥ 0
Non-cancellable operating leases commitments	58,688,000,000	14,362,000,000
Expenses related to operating leases	6,960,000,000	3,759,000,000	3,309,000,000
Revenue	207,182,000,000	167,147,000,000	140,704,000,000
Profit from operating activities	16,110,000,000	25,078,000,000	19,897,000,000
Sales commission expenses	¥ 15,960,000,000	¥ 899,000,000	¥ 615,000,000
Impairment of available-for-sale financial asset description	When the fair value of an available-for-sale financial asset is below the acquisition cost consistently for a period of six months or more, or, if the fair value of the available-for-sale financial assets is 20% below its acquisition cost, impairment losses are assessed for such financial asset
Financial assets at fair value through profit or loss [member]
Disclosure of performance obligations [line items]
Cumulative loss reclassified from accumulated other comprehensive income to accumulated deficit	¥ (259,000,000)
Financial assets at fair value through profit or loss [member] | Private Equity and Other Financial Instruments [Member]
Disclosure of performance obligations [line items]
Reclassification from available-for-sale financial assets	2,966,000,000
Financial assets at fair value through profit or loss [member] | Redeemable preferred stocks of unlisted companies [member]
Disclosure of performance obligations [line items]
Reclassification from available-for-sale financial assets	2,296,000,000
Available-for-sale financial assets reclassified to financial assets at fair value through profit or loss	2,296,000,000
Financial assets at fair value through profit or loss [member] | Corporate bonds and other debt instruments [Member]
Disclosure of performance obligations [line items]
Reclassification from loans and receivables	28,000,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of performance obligations [line items]
Cumulative loss reclassified from accumulated deficit to accumulated other comprehensive income	1,000,000,000
Financial assets at fair value through other comprehensive income, category [member] | Listed Equity Securities, Private Equity And Other Financial Instruments [member]
Disclosure of performance obligations [line items]
Reclassification from available-for-sale financial assets	9,728,000,000
Financial assets at fair value through other comprehensive income, category [member] | Corporate bonds and other debt instruments [Member]
Disclosure of performance obligations [line items]
Reclassification from available-for-sale financial assets	402,000,000
Financial assets at fair value through other comprehensive income, category [member] | Partnership Investments [member]
Disclosure of performance obligations [line items]
Reclassification from available-for-sale financial assets	2,000,000
Financial assets at amortised cost, category [member] | Time deposits [Member]
Disclosure of performance obligations [line items]
Reclassification from loans and receivables	12,002,000,000
Financial assets at amortised cost, category [member] | Short-term Loans [member]
Disclosure of performance obligations [line items]
Reclassification from loans and receivables	206,000,000
Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of performance obligations [line items]
Reclassification from loans and receivables	726,000,000
Financial assets at amortised cost, category [member] | Office security deposits [Member]
Disclosure of performance obligations [line items]
Reclassification from loans and receivables	5,709,000,000
Financial assets at amortised cost, category [member] | Japanese government bonds [Member]
Disclosure of performance obligations [line items]
Reclassification from held-to-maturity financial assets to financial assets at measured at amortized cost	280,000,000
Loans and receivables [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of performance obligations [line items]
Cumulative loss reclassified from accumulated deficit to accumulated other comprehensive income	42,000,000
Reclassification from loans and receivables	8,807,000,000
Fair value gains and related tax effects	16,000,000
Increase (decrease) due to application of IFRS 15 [member] | LINE Stickers, Creator Stickers and Emoji [member]
Disclosure of performance obligations [line items]
Revenue	168,000,000
Profit from operating activities	162,000,000
Increase (decrease) due to application of IFRS 15 [member] | LINE Sponsored Stickers [member]
Disclosure of performance obligations [line items]
Revenue	304,000,000
Profit from operating activities	250,000,000
Increase (decrease) due to application of IFRS 15 [member] | LINE Point Ads [member]
Disclosure of performance obligations [line items]
Revenue	84,000,000
Profit from operating activities	(218,000,000)
Increase (decrease) due to application of IFRS 15 [member] | LINE advertising and Portal advertising [member]
Disclosure of performance obligations [line items]
Revenue	8,837,000,000
Profit from operating activities	0
Sales commission expenses	8,837,000,000
IFRS 16 [member]
Disclosure of performance obligations [line items]
Non-cancellable operating leases commitments	58,688,000,000
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of performance obligations [line items]
Right-of-use assets	52,000,000,000
Lease liabilities	52,000,000,000
Expenses related to operating leases	(10,000,000,000)
Depreciation expenses of the right-of-use assets and interest expenses on lease liabilities	10,000,000,000
Expected increase (decrease) in cash flows from operating activities	10,000,000,000
Expected Increase (decrease) in cash flows from financing activities	¥ (10,000,000,000)
Top of Range [member]
Disclosure of performance obligations [line items]
Payment term for customers	1 year
Server Hosting Services [member]
Disclosure of performance obligations [line items]
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	2 months
Payment Processing Services [member]
Disclosure of performance obligations [line items]
Period of recognizing revenue attributable to the post-termination-announcement performance obligations	3 months
Third Party Games [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	21 months
Internally developed games and applications [member] | Bottom of Range [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	15 months	2 months	8 months
Internally developed games and applications [member] | Top of Range [member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	30 months	30 months	28 months
LINE Stickers and Creator Stickers [Member]
Disclosure of performance obligations [line items]
Estimated period of recognizing revenues for each type of communication and content sales services	90 days